Investment in a Joint Venture / Associate - Valuation of investment in Zenlabs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Sep. 27, 2021	Jul. 16, 2021	Mar. 19, 2021	Mar. 10, 2021
Investment in a Joint Venture
Ending Balance	€ 13,410
Zenlabs Energy Inc
Investment in a Joint Venture
Beginning Balance	15,054
Initial recognition			€ 7,400	€ 7,400		€ 8,502
Conversion of promissory notes (July 2021)					€ 2,222
Gain on dilution	1,179
Share of loss in a joint venture/ associate	(2,823)	€ (2,370)
Ending Balance	€ 13,410